Offerings	Mar. 19, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share, reserved for issuance upon the exercise of outstanding stock options granted under the Swarmer, Inc 2023 Stock Plan
Amount Registered | shares	5,643,900
Proposed Maximum Offering Price per Unit	0.00001
Maximum Aggregate Offering Price	$ 56.44
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(a) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock, $0.00001 par value per share ("Common Stock") of Swarmer, Inc (the "Registrant") that become issuable under the Registrant's 2023 Stock Plan (the "2023 Plan"), the Registrant's 2024 Stock Plan (the "2024 Plan") or the Registrant's 2026 Equity Incentive Plan (the "2026 Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction. (b) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) of the Securities Act. The proposed maximum aggregate offering price per share and proposed maximum aggregate offering price for the shares of Common Stock reserved for issuance upon the exercise of outstanding stock options granted under the 2023 Plan are calculated using the weighted-average exercise price of $0.00001 per share for such stock options. (c) Represents shares of Common Stock reserved for issuance upon the exercise of outstanding stock options granted under the 2023 Plan. No additional stock awards will be granted under the 2023 Plan.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share, reserved for issuance upon the exercise of outstanding stock options granted under the Swarmer, Inc 2024 Stock Plan
Amount Registered | shares	3,429,074
Proposed Maximum Offering Price per Unit	2.42
Maximum Aggregate Offering Price	$ 8,298,359.08
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,146.00
Offering Note	(a) See Note 1(a). (b) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) of the Securities Act. The proposed maximum aggregate offering price per share and proposed maximum aggregate offering price for the shares of Common Stock reserved for issuance upon the exercise of outstanding stock options granted under the 2024 Plan are calculated using the weighted-average exercise price of $2.42 per share for such stock options. (c) Represents shares of Common Stock reserved for issuance upon the exercise of outstanding stock options granted under the 2024 Plan. No additional stock awards will be granted under the 2024 Plan.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share, reserved for issuance pursuant to the Swarmer, Inc 2026 Equity Incentive Plan
Amount Registered | shares	5,817,028
Proposed Maximum Offering Price per Unit	25.62
Maximum Aggregate Offering Price	$ 149,032,257.36
Fee Rate	0.01381%
Amount of Registration Fee	$ 20,581.35
Offering Note	(a) See Note 1(a). (b) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) of the Securities Act. The proposed maximum aggregate offering price per share and proposed maximum aggregate offering price are calculated based on the average of the high and the low price of the Registrant's Common Stock as reported on The Nasdaq Capital Market as of a date (March 17, 2026) within five business days prior to filing this Registration Statement. (c) Represents 5,817,028 shares of Common Stock reserved for future issuance upon the exercise of outstanding options granted under the 2026 Plan or for future grants under the 2026 Plan, which includes any shares available for future grants under the 2023 Plan and 2024 Plan. To the extent that any stock options discussed under footnote (2) or (4) outstanding under the 2023 Plan or 2024 Plan, respectively, expire or are repurchased, forfeited, cancelled or withheld, the shares of Common Stock reserved for issuance pursuant to such stock options will become available for issuance as shares of Common Stock under the 2026 Plan. The 2026 Plan also provides that an additional number of shares will automatically be added annually to the shares authorized for issuance under the 2026 Plan on January 1st of each year, commencing on January 1, 2027 and ending on January 2, 2036, in an amount equal to the lesser of (i) 5% of the outstanding shares of Common Stock on such date or (ii) such number of shares determined by the plan administrator. This explanation is provided for information purposes only. The issuance of such additional shares is not being registered on this Registration Statement.